SCHEDULE OF CHANGE IN THE PRESENT VALUE OF THE DEFINED BENEFIT PLAN LIABILITY (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Balance, opening	$ (86,015)	$ (87,058)
Interest costs	(1,404)	(1,964)
Current service cost	(4,302)	(6,023)
Actuary loss for change of assumptions	2,741	3,835
Translation differences	7,578	5,195
Balance, ending	$ (81,402)	$ (86,015)